Business Segments (Segment Reporting Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Revenues	$ 441,023,000	$ 442,443,000	$ 434,424,000	$ 406,851,000	$ 396,070,000	$ 394,400,000	$ 380,779,000	$ 351,852,000	$ 1,724,741,000	$ 1,523,101,000	$ 1,031,935,000
Gross profit	142,537,000	144,838,000	141,905,000	128,155,000	120,985,000	119,016,000	113,105,000	101,769,000	557,435,000	454,875,000	321,254,000
Operating Income									137,782,000	116,587,000	73,013,000
Depreciation									12,300,000	7,200,000	5,700,000
Amortization of intangible assets									22,130,000	20,943,000	17,047,000
Assets	1,274,174,000				1,258,809,000				1,274,174,000	1,258,809,000
Reportable segments (in number of segments)									3
Apex
Segment Reporting Information
Revenues									1,190,052,000	1,059,993,000	617,844,000
Gross profit									335,322,000	294,611,000	174,968,000
Operating Income									121,334,000	98,588,000	57,191,000
Amortization of intangible assets									16,356,000	19,524,000	15,665,000
Oxford
Segment Reporting Information
Revenues									493,320,000	423,670,000	375,196,000
Gross profit									208,607,000	147,348,000	132,034,000
Operating Income									66,315,000	60,544,000	57,703,000
Amortization of intangible assets									5,491,000	965,000	437,000
Life Sciences Europe [Member]
Segment Reporting Information
Revenues									41,369,000	39,438,000	38,895,000
Gross profit									13,506,000	12,916,000	14,252,000
Operating Income									3,878,000	5,574,000	4,481,000
Amortization of intangible assets									274,000	364,000	654,000
Corporate
Segment Reporting Information
Operating Income									(53,745,000)	(48,119,000)	(46,362,000)
Amortization of intangible assets									$ 9,000	$ 90,000	$ 291,000